Financial assets measured at fair value on a nonrecurring basis (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Level 1
Impaired loans (collateral-dependent)		$ 0
Impaired loans (collateral-dependent)		0
Level 2
Impaired loans (collateral-dependent)		0
Impaired loans (collateral-dependent)		0
Level 3
Impaired loans (collateral-dependent)		4,840
Impaired loans (collateral-dependent)		4,840
Other real estate owned		3,385
Assets measured at fair value on a nonrecurring basis
Impaired loans (collateral-dependent)	2,214
Other real estate owned	208
Total value
Impaired loans (collateral-dependent)		4,840
Impaired loans (collateral-dependent)		4,840
Other real estate owned		3,385
Assets measured at fair value on a nonrecurring basis
Impaired loans (collateral-dependent)	2,214
Other real estate owned	$ 208